SCHEDULE IV - REINSURANCE	12 Months Ended
Dec. 31, 2022
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Abstract]
Schedule IV - Reinsurance
SCHEDULE IV
REINSURANCE (1)
AS OF AND FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

	Gross Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount	Percentage of Amount Assumed to Net
	(in millions)
2022
Life insurance in-force	$100,944	$17,100	$—	$83,844	—%

Premiums:
Life insurance and annuities	$104	$22	$—	$82	—%
Accident and health	168	27	—	141	—%
Total premiums	$272	$49	$—	$223	—%

2021
Life insurance in-force	$93,301	$18,697	$—	$74,604	—%

Premiums:
Life insurance and annuities	$85	$24	$—	$61	—%
Accident and health	116	20	—	96	—%
Total premiums	$201	$44	$—	$157	—%

2020
Life insurance in-force	$82,162	$22,785	$766	$60,143	1.3%

Premiums:
Life insurance and annuities	$77	$30	$1	$48	3.0%
Accident and health	72	14	—	58	—%
Total premiums	$149	$44	$1	$106	0.9%
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(1)Includes amounts related to the discontinued group life and health business.